Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Capital And Reserves [Abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	December 31, 2024		December 31, 2023		December 31, 2022
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	3,391,500	$1.21	2,710,000	$1.35	2,330,500	$1.34
Granted	375,000	0.74	1,625,000	1.12	1,250,000	1.29
Exercised	(463,000)	1.05	(238,500)	1.43	(770,500)	1.24
Expired	(66,500)	2.00	(705,000)	1.47	(100,000)	1.38
Outstanding - end of year	3,237,000	$1.06	3,391,500	$1.21	2,710,000	$1.35

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
Number of options outstanding and exercisable	Weighted average exercise price	Weighted average remaining contractual life (years)
350,000	$0.82	2.52
500,000	$1.00	2.00
100,000	$1.15	0.48
500,000	$1.35	0.78
75,000	$1.50	1.11
1,137,000	$1.10	3.88
200,000	$1.10	3.92
300,000	$0.70	1.58
75,000	$0.90	2.89
3,237,000	$1.06	2.56

Disclosure of changes in warrants outstanding and weighted average exercise price [Table Text Block]
	December 31, 2024		December 31, 2023		December 31, 2022
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding - beginning of year	4,757,926	$1.31	5,371,896	$1.49	2,059,470	$1.62
Granted	900,000	1.30	820,000	1.39	3,561,926	1.40
Exercised	(631,000)	0.68	(5,000)	1.50	(150,000)	1.35
Expired	-	-	(1,428,970)	2.03	(99,500)	1.62
Outstanding - end of year	5,026,926	$1.38	4,757,926	$1.31	5,371,896	$1.49

Disclosure of number of warrants outstanding, exercise price and expiry date [Table Text Block]
Outstanding warrants	Expiry Date	Exercise price
1,809,000*	March 28, 2025	$1.35
577,000	November 29, 2025	$1.50
925,926	December 13, 2025	$1.46
355,000	May 10, 2028	$1.50
460,000	June 30, 2026	$1.30
900,000	January 11, 2027	$1.30
5,026,926

Disclosure of convertible equity reserve [Table Text Block]
	December 31, 2024	December 31, 2023	December 31, 2022
Opening balance	$37,219	$-	$-
Equity reserve related to convertible debenture (note 11)	-	37,219	-
Ending balance	$37,219	$37,219	$-